October  31, 2011

U.S Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:  Vanguard Charlotte Funds (the “Registrant”)

FILE NUMBER: 811-22619

Ladies and Gentlemen:

We herby transmit for filing pursuant the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act 1940, as amended (“1940 Act”), a registration statement on Form N-1A on behalf of the Registrant (“Registration Statement”).  The Registrant is registering as a non-diversified, open-end investment company under the 1940 Act, and is electing to register an indefinite number of shares under the 1933 Act.  The Registrant initially will have two series: the Total International Bond Index Fund and the Emerging Markets Government Bond Index Fund (the “Funds”).

Each Fund will offer four separate classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares.  The Registration Statement includes three prospectuses and a Statement of Additional Information (“SAI”).  One prospectus covers the Investor and Admiral share classes of both Funds, one covers the institutional Shares, and one covers the ETF Shares.

Pursuant to Rule 485(a) under the 1933 Act, the Registration Statement designates an effective date of January 17, 2012.  Prior to the effective date of the Registration Statement, we will submit a filing pursuant to Rule 485(b) under the 1933 Act that will include text addressing any SEC staff comments.  Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date that we have designated for this Rule 485(a) filing.

If you have questions or comments concerning the enclosed Amendment, please contact me at (610) 503-2398.

Sincerely,

Barry A. Mendelson

Principal and Senior Counsel

The Vanguard Group, Inc.

Enclosures

cc: Brion Thompson, Esq.
U.S. Securities and Exchange Commission